Annual Total Returns (Bar Chart) - Disciplined Diversification Trust (Disciplined Diversification Trust, Series I, Disciplined Diversification Trust)	12 Months Ended
May 01, 2011
Disciplined Diversification Trust | Series I, Disciplined Diversification Trust
Bar Chart Table:
2009	27.22%
2010	13.40%